UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Mary H. Weiss
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)

registrant’s telephone number, including area code:	312-587-3800

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus
Chairman of the Board & President

Francis J. Harmon
Trustee

A.R. Umans
Trustee

Daniel F. Zemanek
Trustee

Robert F. Moyer
Senior Vice President

John E. Angley
Vice President

Michelle L. Cahoon
Treasurer

Joseph D. McDermott
Chief Compliance Officer

Tina M. Payne
Secretary

Kelly C. Dehler
Assistant Secretary

Candace A. Croal
Assistant Secretary

Investment Adviser

Driehaus Capital Management, Inc.
25 East Erie Street
Chicago, IL 60611

Distributor

Driehaus Securities Corporation
25 East Erie Street
Chicago, IL 60611

Administrator & Transfer Agent

PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

Custodian

JPMorgan Chase Bank, N.A.
3 Chase MetroTech Center
Brooklyn, NY 11245	Annual Report to Shareholders
December 31, 2004

[Driehaus Mutual Funds Logo]

Driehaus International Discovery Fund
Driehaus Emerging Markets Growth Fund

Distributed by:
Driehaus Securities Corporation

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

Annual Report to Shareholders
December 31, 2004

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in companies outside the U.S. that are currently demonstrating rapid growth in their sales and earnings and which, in our judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to insure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the Funds’ share prices are expected to be more volatile than those of U.S.-only funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, foreign government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus International Discovery Fund — Portfolio Managers’ Letter

Dear Fellow Shareholders:

     The Driehaus International Discovery Fund was up 11.95% for the year ended December 31, 2004. This trailed the performance of the fund’s two major benchmark indices: the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE®) Growth Index (which gained 16.12% for the year) and the MSCI All Country (AC) World Free Ex-U.S. Index (which gained 21.36%).

     The fund has outperformed these indices over longer periods. For the three years ended December 31, 2004, the average annualized return for the Driehaus International Discovery Fund was 16.56%, which compares favorably with the MSCI EAFE® Growth Index return of 8.78% and the MSCI AC World Free Ex-U.S. Index return of 13.56%. Over the past five years, the fund returned 3.76% on an average annualized basis (versus the MSCI EAFE® Growth Index return of –6.03% and the MSCI AC World Free Ex-U.S. Index return of 0.02%). Since inception of the fund (December 31, 1998), the fund’s average annualized return is 24.77%, which exceeds the returns on both the MSCI EAFE® Growth Index (at –0.88%) and the MSCI AC World Free Ex-U.S. Index (at 4.61%) by a considerable margin.1

     The positive results for 2004 were driven by a strong fourth quarter. For the first nine months, the performance of both the fund and the benchmark indices was lackluster, as concerns about the U.S. election, rising interest rates and high energy costs plagued U.S. and international markets alike. However, the rally in the U.S. markets sparked by the outcome of the U.S. presidential election led to strength in international markets, even though the other concerns had not diminished.

     There were several regions and industry sectors that enhanced 2004 performance. The fund’s overweighting in South American stocks had a positive impact, especially the weighting in Mexico and Brazil. Canada was also a winner last year, due mainly to the fund’s investment in Research in Motion, Ltd., the maker of the popular Blackberry wireless personal digital assistant. Research in Motion’s growth has been fueled by demand for wireless e-mail access.

     The fund’s overweighting in the consumer cyclical sector also contributed positively to performance, led by two gaming stocks: Aristocrat Leisure, Ltd. and Shanda Interactive Entertainment, Ltd. Aristocrat Leisure, an Australian gaming machine producer, was the best performing stock in the fund. Its stock price has been fueled by its expanding share of the growing global market for gaming machines. Shanda Interactive operates online games in China, where it is the leader in a rapidly growing market with a strong roll-out of new products.

     The fund was underweighted in Western Europe, and this hurt performance, as these markets were relatively strong last year. However, we invested in several commercial banks in the region which performed well, including Belgium-based Almanij NV. Almanij benefited from its exposure to central Europe through its majority interest in KBC Bank.

     One of the most significant factors that negatively impacted the performance of the Driehaus International Discovery Fund was the weakening dollar. Beginning late last summer, as the dollar began to decline against the euro and other currencies, the fund’s cash allocation created a drag on overall performance, even though average cash exposure was only 7.1% of total assets during that period. In addition, 2004 proved to be a better environment for value stocks and high yielding stocks, which do not typically fit our investment parameters.

     Several regional and industry sectors negatively impacted results during the year. The fund’s slightly overweighted Asian allocation, especially in Taiwan and South Korea, hindered performance, as did the fund’s overweighted exposure to technology. Within the technology sector, semiconductors were especially weak as prices fell during the year. The strong sell off in spring 2004 in small cap Japanese stocks was detrimental to relative performance. After lightening our exposure to those small cap stocks, performance was further impacted because we did not fully participate in their subsequent short term recovery. Furthermore, European markets were strong during the year, especially as the dollar fell, and the fund was underweighted in Europe.

     The consumer staples allocation was also a negative contributor to total results, largely due to the disappointing performance of one stock, Sweden-based Oriflame Cosmetics SA, a direct marketer of cosmetics. The company posted a revenue decline and negative earnings surprise for the June, 2004 quarter due to a weakening competitive environment in Russia, the company’s key market. Other disappointing stocks in the fund included U.K.-based Photo-Me International PLC, a maker of coin operated photo booths, and QLT, Inc., a Canadian drug maker focused on light activated therapies.

     One of the fund’s portfolio managers, Eric Ritter, left Driehaus Capital Management, Inc., the fund’s adviser, in early December. We remain as the fund’s portfolio management team and have assumed Eric’s responsibilities. We have both been involved with this fund since its inception, as portfolio managers and analysts.

     As always, we appreciate the commitment of our shareholders, especially during the challenges of the past year. We believe that it is time and not timing that leads to superior investment results, as demonstrated by the long-term performance of the Driehaus International Discovery Fund.

Sincerely,

/s/ Emery R. Brewer Emery R. Brewer Senior Portfolio Manager February 16, 2005	/s/ Ivo St. Kovachev Ivo St. Kovachev Portfolio Manager February 16, 2005

[1]	During these periods, the fund’s returns reflect fee waivers and/or reimbursements without which performance would have been lower.

Performance is historical and does not represent future results.

Regional Weightings*

Western Europe	43.6%
Asia/Far East Ex-Japan	21.1%
Japan	15.6%
North America	8.8%
Middle East	2.2%
Africa	2.2%
Eastern European	2.1%
South America	1.7%

Top Ten Holdings*

Aristocrat Leisure, Ltd.	2.2%
Sportingbet PLC	2.0%
JC Decaux SA	2.0%
Mobistar SA	2.0%
Piraeus Bank SA	1.8%
Anglo Irish Bank Corp. PLC	1.7%
Bank Austria Creditanstalt	1.7%
Randstad Holdings NV	1.6%
Arvind Mills, Ltd.	1.6%
Ibiden Co., Ltd.	1.5%

*	All percentages are stated as a percentage of net assets at December 31, 2004.

Driehaus International Discovery Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 12/31/04	1 Year	3 Years	5 Years	(12/31/98 - 12/31/04)

Driehaus International Discovery Fund (DRIDX)[1]	11.95%	16.56%	3.76%	24.77%
MSCI EAFE® Growth Index[2]	16.12%	8.78%	–6.03%	–0.88%
MSCI AC World Free Ex-US Index[3]	21.36%	13.56%	0.02%	4.61%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (MSCI EAFE® Growth Index) is a widely recognized benchmark of non-U.S. growth stock markets. It is an unmanaged index composed of a sample of companies with higher price-to-book ratios, representative of the market structure of 21 European and Pacific Basin countries. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International All Country World Free Ex-US Index (MSCI AC World Free Ex-US Index) is a recognized benchmark of non-US stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 48 countries. The MSCI AC World Free Ex-US Index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Discovery Fund
Schedule of Investments
December 31, 2004

		Market
	Number	Value
	of Shares	(Note A)

EQUITY SECURITIES — 93.3%

EUROPE — 45.7%
United Kingdom — 11.6%
Admiral Group PLC**	612,342	$3,791,426
ARM Holdings PLC	1,928,932	4,092,211
Burren Energy PLC**	120,884	1,076,296
Capita Group PLC	582,646	4,091,362
Corus Group PLC**	1,797,261	1,742,534
MMO2 PLC**	2,130,575	5,021,080
NETeller PLC**	368,739	2,509,656
SkyePharma PLC**	836,330	1,043,686
Spirent PLC**	2,753,615	3,898,918
Sportingbet PLC**	1,937,336	7,039,141
Tullow Oil PLC	770,620	2,256,259
Xstrata PLC	187,604	3,356,888

		39,919,457

Italy — 4.1%
Banca Antoveneta SpA**	129,102	3,404,348
Geox SpA**	466,318	3,625,580
Lottomattica SpA	95,307	3,495,151
RCS MediaGroup SpA	615,889	3,599,732

		14,124,811

Belgium — 4.1%
Almanij NV	43,575	4,465,890
Mobistar SA**	71,802	6,729,303
Solvay SA	25,650	2,824,045

		14,019,238

France — 3.9%
Avenir Telecom**	993,769	3,052,763
Axalto Holding NV**	133,943	3,486,487
JC Decaux SA**	233,965	6,831,002

		13,370,252

Norway — 3.1%
Petroleum Geo-Services ASA**	82,173	5,135,261
Royal Caribbean Cruises, Ltd.	49,140	2,705,818
Schibsted ASA	95,670	2,716,888

		10,557,967

Greece — 2.9%
OPAP SA	137,830	3,814,352
Piraeus Bank SA	359,801	6,289,304

		10,103,656

Spain — 2.8%
Corporacion Mapfre SA	351,248	5,175,382
Fadesca Inmobiliaria SA**	224,572	4,349,804

		9,525,186

Germany — 2.3%
AWD Holding AG	33,950	1,421,313
Continental AG	75,662	4,805,879
Freenet.de AG**	71,303	1,836,607

		8,063,799

Luxembourg — 1.8%
SBS Broadcasting SA — ADR**	28,892	1,162,325
Stolt Offshore SA**	799,640	5,175,450

		6,337,775

Ireland — 1.7%
Anglo Irish Bank Corp. PLC	239,021	5,792,775

Austria — 1.7%
Bank Austria Creditanstalt	63,926	5,778,278

Netherlands — 1.6%
Randstad Holding NV	143,554	5,648,890

Switzerland — 1.1%
Leica Geosystems AG**	12,119	3,730,235

Sweden — 0.9%
Skanska AB — B	257,500	3,090,201

Turkey — 0.8%
Turkcell Iletisim Hizmetleri AS	416,921,000	2,906,235

Hungary — 0.7%
OTP Bank Rt	73,676	2,270,721

Poland — 0.6%
TVN SA**	166,235	2,175,473

Total EUROPE		157,414,949

FAR EAST — 32.7%
Japan — 15.6%
AEON Mall Co., Ltd.	47,800	3,400,625
Bank Of Kyoto, Ltd.	504,500	4,480,287
Clarion Co., Ltd.**	1,590,700	3,741,180
Cyber Agent, Ltd.	481	1,825,988
E*Trade Securities Co., Ltd.	215	1,802,332
En-Japan, Inc.	1,462	4,708,305
Ibiden Co., Ltd.	273,100	5,295,693
Kuraray Co., Ltd.	291,000	2,609,827
Nidec Corp.	10,700	1,304,216
Nippon Shokubai Co., Ltd.	16,700	144,721
Sankyo Co., Ltd**	90,300	4,564,790
SEGA Sammy Holdings, Inc.	67,200	3,692,164
Sysmex Corp.	109,900	5,158,768
Trend Micro, Inc.	83,500	4,506,246
Unicharm Petcare Corp.	48,800	2,609,778
Urban Corp.	35,300	949,073
Urban Corp. — When Issued**	35,300	949,073
Yamada Denki Co., Ltd.	59,400	2,544,803

		54,287,869

Australia — 4.8%
Aristocrat Leisure, Ltd.	977,322	7,622,931
Billabong International, Ltd.	578,272	5,190,377
Macquarie Bank, Ltd.	103,812	3,784,092

		16,597,400

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
December 31, 2004

		Market
	Number	Value
	of Shares	(Note A)

Hong Kong — 3.6%
Great Eagle Holdings, Ltd.	1,191,500	$3,081,188
HKR International, Ltd.	6,856,800	4,388,768
Shangri-La Asia, Ltd.	3,334,000	4,782,649

		12,252,605

Singapore — 2.2%
Capitaland, Ltd.	3,428,000	4,472,948
Citiraya Industries, Ltd.	5,999,000	3,178,838

		7,651,786

China — 1.9%
China Life Insurance Co., Ltd. — H**	2,363,000	1,580,866
Shanda Interactive Entertainment, Ltd. — ADR**	115,022	4,888,435

		6,469,301

South Korea — 1.3%
CJ Home Shopping	75,947	4,365,192

Indonesia — 1.2%
PT Bank Rakyat Indonesia Tbk	13,575,500	4,204,639

Malaysia — 1.0%
Airasia Berhad**	7,531,500	3,290,076

Thailand — 0.6%
Bangkok Bank Public Co., Ltd. — NVDR	771,800	2,066,080

India — 0.5%
HDFC Bank, Ltd. — ADR	38,100	1,728,216

Total FAR EAST		112,913,164

NORTH AMERICA — 8.8%
Canada — 5.1%
Cameco Corp.	109,014	3,816,832
Cognos, Inc.**	27,375	1,206,817
Grande Cache Coal Corp.**	194,070	2,623,990
Great Canadian Gaming Corp.**	85,367	3,242,542
Niko Resources, Ltd.	101,106	4,258,916
Research in Motion, Ltd. — ADR**	27,234	2,244,626

		17,393,723

Mexico — 1.5%
Grupo Aeroportuario del Sureste SA de CV — ADR	73,716	2,016,133
Grupo Televisa SA — ADR	54,241	3,281,580

		5,297,713

Bermuda — 1.0%
Marvell Technology Group, Ltd. — ADR**	95,776	3,397,175

Cayman Islands — 1.0%
Seagate Technology**	195,700	3,379,739

Netherlands Antilles — 0.2%
Orthofix International NV — ADR**	20,327	802,490

Total NORTH AMERICA		30,270,840

MIDDLE EAST — 2.2%
Israel — 1.4%
AudioCodes, Ltd.**	177,400	2,946,614
ECI Telecom, Ltd.**	230,723	1,884,776

		4,831,390

Egypt — 0.8%
Orascom Telecom Holding SAE — GDR**	138,040	2,915,405

Total MIDDLE EAST		7,746,795

AFRICA — 2.2%
South Africa — 2.2%
African Bank Investments, Ltd.	792,983	2,575,831
Edgars Consolidated Stores, Ltd.	36,198	1,942,018
MTN Group, Ltd.	415,222	3,206,063

		7,723,912

Total AFRICA		7,723,912

SOUTH AMERICA — 1.7%
Brazil — 1.7%
Banco Bradesco S.A. — ADR	108,864	2,728,132
Gol-Linhas Aereas Inteligentes SA — ADR**	96,552	3,078,078

		5,806,210

Total SOUTH AMERICA		5,806,210

Total EQUITY SECURITIES (Cost $266,831,268)		321,875,870

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
December 31, 2004

		Market
	Number	Value
	of Shares	(Note A)

EQUITY CERTIFICATES — 4.0% (Note C)

FAR EAST — 4.0%
India — 4.0%
Arvind Mills, Ltd.†	1,816,932	$5,555,270
Bharti Tele-Ventures, Ltd.**†	655,931	3,297,103
Infosys Technologies, Ltd.†	100,167	4,849,776

		13,702,149

Total EQUITY CERTIFICATES (Cost $9,376,011)		13,702,149

TOTAL INVESTMENTS (COST $276,207,279)	97.3%	$335,578,019
Other Assets in Excess of Liabilities	2.7%	9,408,237

Net Assets	100.0%	$344,986,256

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis		$278,995,565

Gross Appreciation		$56,612,424
Gross Depreciation		(29,970)

Net Appreciation		$56,582,454

**	Non-income producing security

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At December 31, 2004, the value of these restricted securities amounted to $13,702,149 or 4.0% of net assets.

Additional information on each restricted holding is as follows:

	Acquisition	Acquisition
Security	Dates	Cost

Arvind Mills, Ltd.	06/30/04 to 12/22/04	$3,107,172
Bharti Tele-Ventures, Ltd.	12/02/04 to 12/16/04	$2,829,077
Infosys Technologies, Ltd.	07/30/04 to 10/15/04	$3,439,762

ADR — American Depository Receipt

GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
December 31, 2004

Percent of
Industry	Net Assets

Airlines	0.9%
Banking	12.3%
Broadcasting & Publishing Services	4.5%
Business & Public Services	3.1%
Chemicals	3.1%
Coal	0.8%
Communications	3.0%
Computer Systems	1.0%
Construction	0.9%
Consumer Services/ Multi-Industry	6.5%
Data Processing	0.3%
Electrical & Electronics	1.9%
Electronic Components	4.7%
Energy Equipment	3.0%
Energy Sources	1.0%
Finance/ Multi-Industry	1.0%
Financial Services	4.1%
Food & Household	0.8%
Industrial Components	1.4%
Insurance	1.5%
Investments	0.4%
Leisure	2.4%
Leisure & Tourism	3.6%
Machinery & Engineering	1.1%
Medical Supplies	0.2%
Merchandising	0.6%
Metals — Nonferrous	2.1%
Metals — Steel	0.5%
Office/ Communications Equipment	1.4%
Oil	1.2%
Other Computers	1.4%
Real Estate	5.0%
Recreation	3.4%
Retailing — Goods	1.0%
Semiconductors	1.0%
Technology/ Multi-Industry	1.6%
Telecommunications	3.7%
Telephone Utilities	2.7%
Textiles & Apparel	4.4%
Transportation — Air	1.5%
Transportation — Shipping	0.8%
Utilities	1.5%
Other Assets in Excess of Liabilities	2.7%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Investments, at market value (Cost $276,207,279)	$335,578,019
Foreign currency (Cost $3,300,966)	3,433,684
Cash	17,797,729
Receivables:
Dividends	288,978
Interest	8,195
Investment securities sold	12,284,599
Fund shares sold	682,269
Net unrealized appreciation on unsettled foreign currency forward contracts from transaction hedges	11,125
Prepaid expenses and other assets	59,310

TOTAL ASSETS	370,143,908

LIABILITIES:
Payables:
Investment securities purchased	7,898,924
Fund shares redeemed	16,633,297
Due to affiliates	444,760
Accrued expenses	180,671

TOTAL LIABILITIES	25,157,652

NET ASSETS	$344,986,256

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	10,894,632

NET ASSET VALUE PER SHARE	$31.67

NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 2004:
Paid-in capital	$420,809,234
Accumulated net investment loss	(555,072)
Accumulated net realized loss	(134,763,319)
Unrealized net foreign exchange gain	124,673
Unrealized net appreciation on investments	59,370,740

NET ASSETS	$344,986,256

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Operations
For the year ended December 31, 2004

INVESTMENT LOSS:
Income:
Dividends (Net of non-reclaimable taxes of $369,161)	$5,133,120
Interest	56,360
Other	10,746

Total income	5,200,226

Expenses:
Investment advisory fee	4,733,261
Administration fee	384,669
Professional fees	169,197
Federal and state registration fees	25,000
Custodian fee	472,418
Transfer agent fees	82,525
Trustees’ fees	37,119
Miscellaneous	203,219

Total expenses	6,107,408

Fees paid indirectly	(743,601)

Net expenses	5,363,807

Net investment loss	(163,581)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from security transactions	20,827,723
Net realized foreign exchange loss	(696,214)
Net change in unrealized foreign exchange gain	124,562
Net change in unrealized appreciation of investments	15,211,119

Net realized and unrealized gain on investments and foreign currency transactions	35,467,190

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,303,609

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Changes in Net Assets

	For the year	For the year
	ended	ended
	December 31, 2004	December 31, 2003

INCREASE IN NET ASSETS:
Operations:
Net investment loss	$(163,581)	$(1,324,238)
Net realized gain on investments and foreign currency transactions	20,131,509	39,032,033
Net change in unrealized gain on investments and foreign currency transactions	15,335,681	36,755,814

Net increase in net assets resulting from operations	35,303,609	74,463,609

Distributions to shareholders:
Net investment income	—	—
Capital gains	(11,619,269)	—

Total distributions to shareholders	(11,619,269)	—

Capital share transactions:
Proceeds from shares sold	156,011,529	50,078,780
Reinvestment of distributions	11,443,961	—
Cost of shares redeemed	(106,830,015)	(43,525,605)
Redemption fees	56,976	33,904
Net assets acquired in tax-free reorganization	—	111,456,128

Net increase in net assets derived from capital share transactions	60,682,451	118,043,207

Total increase in net assets	84,366,791	192,506,816

NET ASSETS:

Beginning of period	$260,619,465	$68,112,649

End of period (Including accumulated net investment loss of $555,072 and $186,998, respectively)	$344,986,256	$260,619,465

Capital share transactions are as follows:
Shares issued	5,186,245	2,027,604
Shares reinvested	382,485	—
Shares redeemed	(3,574,362)	(1,887,180)
Shares issued in tax-free reorganization	—	4,981,747

Net increase from capital share transactions	1,994,368	5,122,171

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Financial Highlights

	For the year	For the year		For the year		For the year		For the year
	ended	ended		ended		ended		ended
	December 31,	December 31,		December 31,		December 31,		December 31,
	2004	2003		2002		2001		2000

Net asset value, beginning of period	$29.28	$18.03		$20.70		$24.17		$28.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)	(0.15)		(0.12)		(0.24)		(0.23)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.45	11.40		(2.57)		(3.23)		(2.95)

Total income (loss) from investment operations	3.43	11.25		(2.69)		(3.47)		(3.18)

LESS DISTRIBUTIONS:
Dividends from net investment income	—	—		—		—		—
Distributions from capital gains	(1.05)	—		—		—		(0.90)

Total distributions	(1.05)	—		—		—		(0.90)

Redemption fees added to paid-in capital	0.01	0.00	~	0.02		0.00	~	0.00 ~

Net asset value, end of period	$31.67	$29.28		$18.03		$20.70		$24.17

Total Return	11.95%	62.40%		(12.90)%		(14.36)%		(11.29)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$344,986	$260,619		$68,113		$44,847		$51,405
Ratio of expenses before fees paid indirectly to average net assets	1.94%	2.02	%†	2.26	%†	2.34	%†	2.10%†
Ratio of net expenses to average net assets	1.70%#	2.02	%†#	1.86	%†#	2.31	%†#	2.10%†
Ratio of net investment income (loss) to average net assets	(0.05)%#	(1.11	)%†#	(0.71	)%†#	(1.12	)%†#	(0.85)%†
Portfolio turnover	518.81%	515.76%		405.69%		612.64%		407.96%

~	Amount represents less than $0.01 per share

†	Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements, when applicable. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1998 through December 31, 2001. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap for the first fifty-four months of its operations. For the period June 1, 1999 through June 30, 2002, the operating expense cap was 2.40% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.40% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund — Portfolio Manager’s Letter

Dear Fellow Shareholders,

     The Driehaus Emerging Markets Growth Fund posted a 24.12% return during 2004, which slightly lagged the fund’s benchmark MSCI Emerging Markets Free Index return of 25.95%. However, on a longer term basis, the fund’s performance has exceeded the performance of its benchmark. For the three year period which ended December 31, 2004, the fund’s 23.81% average annualized return exceeded the benchmark performance of 22.77%. For the five year period which ended December 31, 2004, the Driehaus Emerging Markets Growth Fund returned 7.53% on an average annualized basis, which compares with a return of 4.62% for the MSCI Emerging Markets Free Index. Since inception (December 31, 1997), the fund’s average annualized return was 15.17%, which is significantly greater than the 6.53% return of the MSCI Emerging Markets Free Index.1

     Most of the fund’s positive return for 2004 came in the fourth quarter. The fund’s performance and that of the benchmark index was mixed during the first half of the year, up in the first quarter yet followed by declining results in the second quarter. However, emerging markets began to rally in the third quarter, and this rally gained momentum in the fourth quarter. The weak dollar positively impacted emerging markets, and was especially favorable for companies in emerging markets that were locally focused.

     Conversely, the fund’s cash allocation, which averaged 6.6% for the year, hurt overall performance in the weak dollar environment, especially since last summer. In addition, the fund’s exposure to Asia negatively impacted returns, mainly due to weakness in Hong Kong, India, Indonesia, South Korea and Taiwan. The poor results from India, Taiwan and South Korea were amplified by three stocks that disappointed investors in these countries: State Bank of India, Powerchip Semiconductor Corp. and You Eal Electronics Co., Ltd. The stock of State Bank of India, a state-owned commercial bank, came under pressure after the Indian elections, as the new government was expected to limit lucrative agriculture lending rates and treasury profits were expected to decline. Taiwan-based Powerchip Semiconductor, a major producer of DRAMs, faced oversupply conditions and rapidly declining average selling prices. You Eal Electronics, based in South Korea, manufactures keypads for the wireless telecom industry. The company experienced slower than projected order growth and 10% price declines for their keypads.

     Interestingly, one factor that enhanced the fund’s performance was its exposure to several U.K.-based oil exploration and production companies. While these companies were based in the U.K., the majority of their operations were in emerging markets, and they benefited from higher oil prices. The fund’s allocation in South America, and in Brazil in particular, also helped boost performance. The strong results in Brazil were mainly due to the fund’s investment in Perdigao SA, a poultry and pork producer that benefited from increasing demand for alternative poultry sources in response to concerns about the Asian bird flu. In addition, the underweighted exposure to China helped the fund’s performance, as China was one of the weaker emerging markets during 2004.

     Several industry groups also contributed positively to the fund’s performance. The basic materials sector, though underweighted, added to returns due to the allocation to two Brazilian mining stocks. Financial services was another strong sector, and two stocks in particular benefited the fund: South African-based African Bank Investments, Ltd., a provider of “micro loans” to lower-income businesses, and OTP Bank Rt, based in Hungary, a commercial bank that has experienced strength in consumer lending.

     At Driehaus Capital Management, Inc. we appreciate your commitment to the Driehaus Emerging Markets Growth Fund. We remain focused on our core growth investment philosophy which reaps rewards over the long term, and we believe in the growth potential that emerging markets offer investors.

Sincerely,

/s/ Emery R. Brewer Emery R. Brewer Portfolio Manager February 16, 2005

[1]	During these periods, the fund’s returns reflect fee waivers and/or reimbursements without which performance would have been lower.

Performance is historical and does not represent future results.

Regional Weightings*

Asia/Far East Ex-Japan	45.6%
Eastern European	12.6%
South America	12.4%
North America	9.2%
Africa	9.1%
Middle East	5.0%
Western Europe	2.6%

Top Ten Holdings*

All America Latina Logistica	2.5%
Canara Bank, Ltd.	2.1%
Grupo Financiero Banorte SA de CV	1.9%
Orascom Telecom Holding SAE	1.9%
Natura Cosmeticos SA	1.8%
Urbi Desarrollos Urbanos SA de CV	1.8%
MTN Group, Ltd.	1.8%
Foschini, Ltd.	1.8%
Bank Przemyslowo-Handlowy BPH	1.7%
China Travel International Investment Hong Kong, Ltd.	1.7%

*	All percentages are stated as a percentage of net assets at December 31, 2004.

Driehaus Emerging Markets Growth Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 12/31/04	1 Year	3 Years	5 Years	(12/31/97 - 12/31/04)

Driehaus Emerging Markets Growth Fund (DREGX)[1]	24.12%	23.81%	7.53%	15.17%
MSCI EMF Index[2]	25.95%	22.77%	4.62%	6.53%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index) is a recognized benchmark of emerging markets stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 26 emerging markets countries. This index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
December 31, 2004

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 91.0%

FAR EAST — 40.1%
South Korea — 13.5%
Asiana Airlines**	282,843	$1,005,470
Daishin Securities Co., Ltd.	56,160	764,930
Hanjin Shipping Co., Ltd.	48,860	1,132,767
Hanmi Pharm Co., Ltd.	41,365	2,113,803
Hanwha Chemical Corp.**	213,430	2,154,505
Korea Zinc Co., Ltd.**	62,430	1,917,769
KT Freetel Co., Ltd.	43,440	1,036,484
LG Electronics, Inc.	26,270	1,626,649
LG Home Shopping, Inc.	34,172	2,112,643
LG Telecom, Ltd.**	194,054	749,822
POSCO	10,946	1,977,301
Samsung Fire & Marine Insurance Co., Ltd.	14,110	1,110,863
Shinhan Financial Group Co., Ltd.**	69,880	1,579,590

		19,282,596

Taiwan — 9.1%
Acer, Inc.	870,764	1,442,572
Cathay Financial Holding Co., Ltd.	744,000	1,526,033
Delta Electronics, Inc.	969,000	1,712,338
Far Eastern Textile, Ltd.	2,658,792	2,139,451
Formosa Plastics Corp.	410,000	705,112
Gemtek Technology Corp.	271,000	722,610
High Tech Computer Corp.	382,000	1,844,304
Polaris Securities Co., Ltd.	1,742,528	978,763
Taishin Financial Holdings Co., Ltd.	1,097,000	1,031,575
Zyxel Communications Corp.	436,000	1,024,992

		13,127,750

Malaysia — 4.5%
Airasia Berhad**	3,480,300	1,520,342
Digi.com Berhad**	1,382,400	2,255,495
Scomi Group Berhad	2,078,200	907,845
Transmile Group Berhad	738,700	1,730,113

		6,413,795

Indonesia — 4.2%
PT Bank Central Asia Tbk	3,098,000	992,895
PT Bank Rakyat Indonesia Tbk	7,343,500	2,274,448
PT Perusahaan Gas Negara Tbk	6,390,000	1,307,945
PT Telekomunikasi Indonesia Tbk	2,731,000	1,419,561

		5,994,849

China — 2.9%
China International Marine Containers Group Co., Ltd. — B	566,419	1,042,082
Shanda Interactive Entertainment, Ltd. — ADR**	40,387	1,716,447
Weichai Power Co., Ltd. — H	513,000	1,422,305

		4,180,834

Thailand — 2.7%
Bangkok Bank Public Co., Ltd. — NVDR	615,000	1,646,332
Bangkok Expressway Public Co., Ltd. — NVDR	1,183,100	799,392
True Corporation Public Co., Ltd. — NVDR**	6,861,200	1,430,520

		3,876,244

Hong Kong — 1.7%
China Travel International Investment Hong Kong, Ltd.	7,458,000	2,398,780

Singapore — 0.9%
Citiraya Industries, Ltd.	2,572,000	1,362,889

Philippines — 0.6%
Bank of the Philippine Islands	950,800	889,390

Total FAR EAST		57,527,127

EUROPE — 15.2%
Turkey — 4.9%
Anadolu Efes Biracilik ve Malt Sanayii AS	72,890,000	1,472,935
Migros Turk TAS	223,821,000	1,858,951
Turkcell Iletisim Hizmetleri AS	236,013,000	1,645,178
Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi AS**	1,622,443,000	1,997,223

		6,974,287

Poland — 2.5%
Bank Przemyslowo- Handlowy BPH	14,631	2,491,090
Netia SA**	721,891	1,074,859

		3,565,949

Russia — 2.1%
Sberbank RF	3,029	1,463,007
Surgutneftegaz — ADR	41,579	1,555,055

		3,018,062

Czech Republic — 1.6%
Zentiva NV**	66,190	2,245,628

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
December 31, 2004

	Number	Market
	of	Value
	Shares	(Note A)

United Kingdom — 1.5%
BHP Billiton PLC	118,093	$1,384,167
Dimension Data Holdings PLC**	1,116,273	832,189

		2,216,356

Hungary — 1.5%
OTP Bank Rt	69,644	2,146,454

Luxembourg — 1.1%
Tenaris SA — ADR	32,200	1,574,580

Total EUROPE		21,741,316

SOUTH AMERICA — 12.4%
Brazil — 10.5%
All America Latina Logistica (Pref.)**	121,800	3,622,816
Banco Bradesco SA	105,280	2,259,398
Caemi Mineracao e Metalurgia SA (Pref.)**	2,778,655	2,385,291
Companhia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	40,600	1,039,360
Gerdau SA (Pref.)	47,710	853,247
Gol-Linhas Aereas Inteligentes SA — ADR**	74,800	2,384,624
Natura Cosmeticos SA	89,630	2,615,333

		15,160,069

Chile — 1.5%
Enersis SA — ADR**	250,670	2,133,202

Argentina — 0.4%
BBVA Banco Frances SA — ADR	71,400	511,938

Total SOUTH AMERICA		17,805,209

NORTH AMERICA — 9.2%
Mexico — 9.2%
America Movil SA de CV — ADR — L	36,100	1,889,835
Empresas ICA Sociedad Controladora SA de CV**	4,855,900	1,873,183
Grupo Aeroportuario del Sureste SA de CV — ADR	69,270	1,894,534
Grupo Financiero Banorte SA de CV — O	440,993	2,777,223
Grupo Televisa SA — ADR	35,000	2,117,500
Urbi Desarrollos Urbanos SA de CV**	591,069	2,582,315

		13,134,590

Total NORTH AMERICA		13,134,590

AFRICA — 9.1%
South Africa — 9.1%
ABSA Group, Ltd.	124,536	1,679,785
African Bank Investments, Ltd.	557,962	1,812,417
Foschini, Ltd.	362,245	2,571,964
Imperial Holdings, Ltd.	24,186	446,478
JD Group, Ltd.	189,857	2,284,855
MTN Group, Ltd.	333,537	2,575,347
New Clicks Holdings, Ltd.	1,033,335	1,742,477

		13,113,323

Total AFRICA		13,113,323

MIDDLE EAST — 5.0%
Israel — 3.1%
Bank Hapoalim, Ltd.	313,528	1,057,431
Check Point Software Technologies, Ltd. — ADR**	56,200	1,384,206
NICE Systems, Ltd. — ADR**	65,660	2,054,501

		4,496,138

Egypt — 1.9%
Orascom Telecom Holding SAE — GDR**	129,597	2,737,089

Total MIDDLE EAST		7,233,227

Total EQUITY SECURITIES (Cost $101,168,697)		130,554,792

EQUITY CERTIFICATES — 5.5% (Note C)

FAR EAST — 5.5%
India — 5.5%
Bharti Tele-Ventures, Ltd.**†	464,834	2,336,535
Canara Bank, Ltd.†	605,175	2,979,700
Infosys Technologies, Ltd.†	32,063	1,552,391
Satyam Computer Services, Ltd.†	110,766	1,053,263

		7,921,889

Total EQUITY CERTIFICATES (Cost $5,929,618)		7,921,889

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
December 31, 2004

	Number	Market
	of	Value
	Shares	(Note A)

RIGHTS — 0.0%

SOUTH AMERICA — 0.0%
Brazil — 0.0%
Banco Bradesco SA — Rights**	3,071	$16,766

Total RIGHTS (Cost $0)		16,766

TOTAL INVESTMENTS (COST $107,098,315)	96.5%	$138,493,447
Other Assets in Excess of Liabilities	3.5%	4,986,354

Net Assets	100.0%	$143,479,801

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis	$109,721,790

Gross Appreciation	$28,982,847
Gross Depreciation	(211,190)

Net Appreciation	$28,771,657

**	Non-income producing security

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At December 31, 2004, the value of these restricted securities amounted to $7,921,889 or 5.5% of net assets.

Additional information on each restricted holding is as follows:

	Acquisition	Acquisition
Security	Dates	Cost

Bharti Tele— Ventures, Ltd.	10/07/04 to 12/02/04	$1,690,805
Canara Bank, Ltd.	07/21/04 to 12/22/04	$1,961,767
Infosys Technologies, Ltd.	10/28/04 to 12/21/04	$1,401,066
Satyam Computer Services, Ltd.	08/02/04 to 11/10/04	$875,980

ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
December 31, 2004

Percent of
Industry	Net Assets

Airlines	2.4%
Banking	14.9%
Beverages & Tobacco	1.0%
Broadcasting & Publishing Services	1.5%
Business & Public Services	0.6%
Chemicals	2.0%
Computer Services	1.0%
Computer Manufacturers	1.3%
Consumer Non-Durables/ Multi-Industry	1.2%
Construction	1.3%
Consumer Services/ Multi-Industry	2.7%
Cosmetics	1.8%
Electrical & Electronics	1.2%
Electrical Utilities	1.5%
Electronic Components	2.3%
Energy Equipment	0.6%
Energy Sources	2.0%
Finance/ Multi-Industry	1.1%
Financial Services	6.2%
Food & Household	1.3%
Gas Utilities	1.1%
Health Care	3.0%
Home Products	1.1%
Industrial Components	1.0%
Insurance	0.8%
Investments	0.7%
Leisure	1.2%
Machinery & Engineering	1.0%
Merchandising	1.8%
Metals — Nonferrous	2.3%
Metals — Steel	2.0%
Miscellaneous Materials	3.3%
Office/ Communications Equipment	1.4%
Other Computers	1.8%
Retailing — Foods	0.7%
Technology/ Multi-Industry	1.2%
Telecommunications	7.3%
Telephone Utilities	5.3%
Textiles & Apparel	3.0%
Transportation — Air	3.6%
Transportation — R & R	1.7%
Transportation — Shipping	3.3%
Other Assets in Excess of Liabilities	3.5%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Investments, at market value (Cost $107,098,315)	$138,493,447
Foreign currency (Cost $2,856,352)	2,924,402
Cash	2,746,185
Receivables:
Dividends	88,978
Interest	2,590
Investment securities sold	3,002,237
Fund shares sold	376,182
Prepaid expenses and other assets	37,656

TOTAL ASSETS	147,671,677

LIABILITIES:
Payables:
Investment securities purchased	3,603,871
Fund shares redeemed	293,035
Due to affiliates	171,061
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	10,715
Foreign taxes	2,076
Accrued expenses	111,118

TOTAL LIABILITIES	4,191,876

NET ASSETS	$143,479,801

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	6,238,007

NET ASSET VALUE PER SHARE	$23.00

NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 2004:
Paid-in capital	$112,198,432
Accumulated net investment loss	(702,077)
Undistributed net realized gain	541,613
Unrealized net foreign exchange gain	46,701
Unrealized net appreciation on investments	31,395,132

NET ASSETS	$143,479,801

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Operations
For the year ended December 31, 2004

INVESTMENT LOSS:
Income:
Dividends (Net of non-reclaimable taxes of $236,061)	$1,820,672
Interest	10,116

Total income	1,830,788

Expenses:
Investment advisory fee	1,573,109
Administration fee	148,017
Professional fees	93,233
Federal and state registration fees	23,000
Custodian fee	309,069
Transfer agent fees	52,124
Trustees’ fees	23,346
Miscellaneous	119,216

Total expenses	2,341,114

Fees paid indirectly	(208,486)

Net expenses	2,132,628

Net investment loss	(301,840)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from security transactions	15,996,041
Net realized foreign exchange loss	(390,989)
Net change in unrealized foreign exchange gain	43,914
Net change in unrealized appreciation of investments	10,253,581

Net realized and unrealized gain on investments and foreign currency transactions	25,902,547

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,600,707

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Changes in Net Assets

	For the year	For the year
	ended	ended
	December 31, 2004	December 31, 2003

INCREASE IN NET ASSETS:
Operations:
Net investment income (loss)	$(301,840)	$22,266
Net realized gain on investments and foreign currency transactions	15,605,052	12,507,953
Net change in unrealized gain on investments and foreign currency transactions	10,297,495	17,282,836

Net increase in net assets resulting from operations	25,600,707	29,813,055

Distributions to shareholders:
Net investment income	(245,634)	—
Capital gains	(11,194,675)	—

Total distributions to shareholders	(11,440,309)	—

Capital share transactions:
Proceeds from shares sold	56,874,273	31,203,662
Reinvestment of distributions	11,397,087	—
Cost of shares redeemed	(38,979,744)	(15,973,858)
Redemption fees	42,180	11,636
Net assets acquired in tax-free reorganization	—	18,999,116

Net increase in net assets derived from capital share transactions	29,333,796	34,240,556

Total increase in net assets	43,494,194	64,053,611

NET ASSETS:

Beginning of period	$99,985,607	$35,931,996

End of period (Including accumulated net investment loss of $702,077 and $385,726, respectively)	$143,479,801	$99,985,607

Capital share transactions are as follows:
Shares issued	2,661,957	1,837,706
Shares reinvested	530,591	—
Shares redeemed	(1,881,701)	(1,069,642)
Shares issued in tax-free reorganization	—	1,227,831

Net increase from capital share transactions	1,310,847	1,995,895

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Financial Highlights

	For the year		For the year		For the year		For the year		For the year
	ended		ended		ended		ended		ended
	December 31,		December 31,		December 31,		December 31,		December 31,
	2004		2003		2002		2001		2000

Net asset value, beginning of period	$20.29		$12.26		$13.27		$13.57		$18.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)		0.00		(0.09)		(0.11)		0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.75		8.03		(0.93)		(0.16)		(4.28)

Total income (loss) from investment operations	4.74		8.03		(1.02)		(0.27)		(4.18)

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.04)		—		—		(0.03)		—
Distributions from capital gains	(2.00)		—		—		—		(0.61)

Total distributions	(2.04)		—		—		(0.03)		(0.61)

Redemption fees added to paid-in capital	0.01		0.00	~	0.01		0.00	~	0.00 ~

Net asset value, end of period	$23.00		$20.29		$12.26		$13.27		$13.57

Total Return	24.12%		65.50%		(7.61)%		(1.98)%		(22.73)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$143,480		$99,986		$35,932		$21,953		$24,158
Ratio of expenses before fees paid indirectly to average net assets	2.23%		2.35	%†	2.50	%†	2.50	%†	2.50%†
Ratio of net expenses to average net assets	2.03	%#	2.34	%†#	2.16	%†#	2.49	%†#	2.50%†
Ratio of net investment income (loss) to average net assets	(0.29	) %#	0.04	%†#	(0.76	)%†#	(0.79	)%†#	0.78%†
Portfolio turnover	356.90%		432.47%		355.14%		505.50%		375.47%

~	Amount represents less than $0.01 per share

†	Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements, when applicable. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1997 through December 31, 2000. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap for the first sixty-six months of its operations. For the period June 1, 1999 through June 30, 2002, the operating expense cap was 2.50% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

     The Driehaus Mutual Funds (the “Trust”) is a registered management investment company, organized as a Delaware statutory trust, with two separate series (“Funds”). The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The two Funds included in the Trust are as follows:

Fund	Commencement of Operations

Driehaus International Discovery Fund	12/31/98
Driehaus Emerging Markets Growth Fund	12/31/97

     The investment objective of the Funds is to maximize capital appreciation.

     The Driehaus International Discovery Fund seeks to achieve its objective by generally investing in equity securities of small to mid-size foreign companies; however, the Fund may shift its focus toward large cap foreign stocks when market conditions suggest doing so will help the Fund achieve its objective.

     The Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in the equity securities of emerging markets companies.

     Immediately prior to the opening of business on September 29, 2003, the Driehaus International Discovery Fund (“Acquiring Fund”) acquired all the net assets of the Driehaus International Growth Fund and the Driehaus European Opportunity Fund (“Acquired Funds”) pursuant to a plan of reorganization approved by the shareholders of each of the Acquired Funds. The acquisition was accomplished by a tax-free exchange of 4,981,747 shares of the Acquiring Fund for 13,169,713 and 1,455,472 shares, respectively, of the Driehaus International Growth Fund and the Driehaus European Opportunity Fund outstanding at the end of business on September 26, 2003. The Driehaus International Growth Fund and the Driehaus European Opportunity Fund’s net assets at that date ($84,553,063 and $39,892,130, respectively), including $10,177,600 and $2,811,465, respectively, of net unrealized appreciation, were combined with those of the Driehaus International Discovery Fund. The aggregate net assets of the Driehaus International Discovery Fund immediately before the acquisition were $96,273,882. The combined net assets of the Driehaus International Discovery Fund immediately following the acquisition were $220,719,075.

     Immediately prior to the opening of business on September 29, 2003, the Driehaus Emerging Markets Growth Fund (“Acquiring Fund”) acquired all the net assets of the Driehaus Asia Pacific Growth Fund (“Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The acquisition was accomplished by a tax-free exchange of 1,227,831 shares of the Acquiring Fund for 1,354,933 shares of the Driehaus Asia Pacific Growth Fund outstanding at the end of business on September 26, 2003. The Driehaus Asia Pacific Growth Fund’s net assets at that date ($20,422,298), including $1,423,182 of net unrealized appreciation, were combined with those of the Driehaus Emerging Markets Growth Fund. The aggregate net assets of the Driehaus Emerging Markets Growth Fund immediately before the acquisition were $50,277,767. The combined net assets of the Driehaus Emerging Markets Growth Fund immediately following the acquisition were $70,700,065.

Fiscal Year End

     The fiscal year end for the Funds is December 31.

Securities Valuation and Transactions

     Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region.

     Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date.

     The Funds determine income and expenses daily.

Federal Income Taxes

     No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve the Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

     The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

     For the year ended December 31, 2004, the following permanent reclassifications were recorded to the components of net assets to reflect tax character. Reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies and capital loss carryforwards. Results of operations and net assets were not affected by these classifications.

	Driehaus	Driehaus
	International	Emerging Markets
	Discovery Fund	Growth Fund

Undistributed ordinary income	$(204,493)	$231,123
Undistributed net realized gain	(150,012,641)	(3,887,506)
Paid-in capital	150,217,134	3,656,383

     During the year ended December 31, 2004, the Driehaus International Discovery Fund utilized $5,786,701 of capital loss carryforwards and as of December 31, 2004, the Fund had capital loss carryforwards of $117,552,403 expiring in 2008 and $24,839,330 expiring in 2009. During the year ended December 31, 2004, the Driehaus Emerging Markets Growth Fund utilized $949,637 of capital loss carryforwards and as of December 31, 2004, the Fund had capital loss carryforwards of $1,594,912 expiring in 2008 and $707,360 expiring in 2009. To the extent that the Funds realize future net capital gains, those capital gains will be offset by any unused capital loss carryforward subject to the limitations described below. For the year ended December 31, 2004, the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund realized no post-October capital losses and the Driehaus Emerging Markets Growth Fund realized post-October foreign currency losses of $67,294, which are deferred for tax purposes and will be recognized on January 1, 2005.

     Included in the capital loss carryforward amounts stated above are capital losses that the Driehaus International Discovery Fund inherited from its merger with the Driehaus International Growth Fund and the Driehaus European Opportunity Fund on September 29, 2003 of approximately $141,844,375 and $6,334,059, respectively, which may be applied against any realized net taxable capital gains in future years or until December 31, 2009. Section 382 of the Internal Revenue Code imposes certain limitations that will likely reduce the Fund’s ability to use the majority of these capital loss carryforwards.

     Included in the capital loss carryforward amounts stated above are capital losses that the Driehaus Emerging Markets Growth Fund inherited from its merger with the Driehaus Asia Pacific Growth Fund on September 29, 2003 of approximately $3,251,909, which may be applied against any realized net taxable capital gains in future years or until December 31, 2009. Section 382 of the Internal Revenue Code imposes certain limitations that will likely reduce the Fund’s ability to use the majority of these capital loss carryforwards.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Distributions to Shareholders

     The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 was as follows:

	Driehaus		Driehaus
	International		Emerging Markets
	Discovery Fund		Growth Fund

Distributions paid from:	2004	2003	2004	2003

Ordinary income	$4,447,267	—	$5,508,814	—
Net long-term capital gains	7,172,002	—	5,931,495	—

Total taxable distributions	$11,619,269	—	$11,440,309	—
Tax return of capital	—	—	—	—

Total distributions paid	$11,619,269	—	$11,440,309	—

     The Funds had no distributions during the year ended December 31, 2003.

     As of December 31, 2004, the components of net assets on a tax basis were as follows:

	Driehaus	Driehaus
	International	Emerging Markets
	Discovery Fund	Growth Fund

Undistributed ordinary income	$4,086,236	$3,280,897
Undistributed long-term capital gains	5,788,286	1,548,048

Accumulated earnings	$9,874,522	$4,828,945
Paid-in capital	420,809,234	112,198,432
Accumulated capital and other losses	(142,391,733)	(2,302,272)
Unrealized appreciation/(depreciation) on foreign currency	111,779	(16,961)
Unrealized appreciation on investments	56,582,454	28,771,657

Net assets	$344,986,256	$143,479,801

     The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and mark-to-market of passive foreign investment companies.

Foreign Currency Translation

     Foreign currency is translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

     Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

     Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the year ended December 31, 2004.

     The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Use of Estimates

     The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

     Under the Funds’ organizational documents, the Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

B.	INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

     Richard H. Driehaus, the Chairman of the Board and President of the Trust, is also the Chairman of the Board, sole director, and sole shareholder of Driehaus Capital Management, Inc. (“DCM”), a registered investment adviser, and of Driehaus Securities Corporation, a registered broker-dealer.

     DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives a monthly fee, computed and accrued daily at an annual rate of 1.5% of each Fund’s average daily net assets.

     DCM previously agreed to absorb other operating expenses to the extent necessary to ensure that total operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) for the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund would not exceed 2.40% and 2.50%, respectively, of the average net assets of each Fund on an annual basis, through June 30, 2003. For the period July 1, 2002 through June 30, 2003, the Funds were reimbursed for expenses exceeding their respective expense caps after reduction of amounts received through commission recapture programs that were applied to Fund operating expenses.

     The amounts accrued and payable to DCM during the year ended December 31, 2004, are as follows:

		Advisory Fees
		Payable
		(included in Due
Fund	Advisory Fees	to affiliates)

Driehaus International Discovery Fund	$4,733,261	$444,760
Driehaus Emerging Markets Growth Fund	1,573,109	171,061

     The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Funds part of the commissions generated. Such rebates are currently used to offset a portion of the Funds’ operating expenses. For the year ended December 31, 2004, these arrangements reduced the expenses of the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund by $743,601 (12.2%) and $208,486 (8.9%), respectively.

     Driehaus Securities Corporation (“DSC”) is the Funds’ distributor.

     DSC also acts as a broker for the Funds for domestically traded securities. For the year ended December 31, 2004, the Funds paid the following brokerage commissions:

	Total	Commissions	Shares Traded
Fund	Commissions	Paid to DSC	through DSC

Driehaus International Discovery Fund	$7,056,782	$584,907	20,692,444
Driehaus Emerging Markets Growth Fund	1,776,753	233,889	7,270,659

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

     A portion of these commissions are, in turn, paid by DSC to third parties for clearing and execution services.

     Certain officers of the Trust are also officers of DCM and DSC. No such officers received compensation from the Funds.

     PFPC Inc., an indirect subsidiary of PNC Bank Corp., serves as the Funds’ administrative and accounting agent. In compensation for these services, PFPC Inc. receives the larger of a monthly minimum fee or a monthly fee based upon average net assets. PFPC Inc. also acts as the transfer agent and dividend disbursing agent for the Funds. In compensation for these services, PFPC Inc. receives a monthly fee based on shareholder processing activity during the month.

C. DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

     The Funds occasionally invest in equity certificates which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. At December 31, 2004, the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund had unrealized appreciation of $4,326,138 and $1,992,271, respectively, as a result of their investment in these financial instruments. The aggregate market values of these certificates for the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund represented 4.1% and 5.7%, respectively, of their total market values at December 31, 2004.

     At December 31, 2004, the Funds had foreign currency forward contracts outstanding under which they are obligated to exchange currencies at specified future dates. At December 31, 2004, the Funds’ currency transactions are limited to transaction hedges.

     The contractual amounts of foreign currency forward contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.

     The Funds had the following outstanding contracts at December 31, 2004:

Driehaus International Discovery Fund Transaction Hedges: Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at December 31, 2004

$345,728	415,263	Canadian Dollar	January 2005	$2,939
188,990	139,417	Euro	January 2005	(231)
130,117	1,207,814,874	Indonesian Rupiah	January 2005	245
3,860,664	395,797,441	Japanese Yen	January 2005	51,916
358,843	2,181,641	Norwegian Krone	January 2005	1,021
697,116	363,325	Pound Sterling	January 2005	842
635,496	3,594,381	South African Rand	January 2005	(4,712)

				$52,020

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Driehaus International Discovery Fund — (Continued)

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at December 31, 2004

$2,642,766	1,949,553	Euro	January 2005	$6,773
713,682	5,545,849	Hong Kong Dollar	January 2005	(557)
4,826,643	494,828,409	Japanese Yen	January 2005	(45,862)
422,395	1,605,100	Malaysian Ringgit	January 2005	(278)
550,991	3,349,865	Norwegian Krone	January 2005	810
1,744,308	908,841	Pound Sterling	January 2005	728
209,795	342,307	Singapore Dollar	January 2005	(1,178)
471,747	2,669,046	South African Rand	January 2005	(1,331)

				$(40,895)

		Net unrealized appreciation		$11,125

Driehaus Emerging Markets Growth Fund Transaction Hedges: Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at December 31, 2004

$1,461,062	3,880,580	Brazilian Real	January 2005	$(1,034)
301,571	312,186,160	Korean Won	January 2005	233
574,312	1,720,295	Polish Zloty	January 2005	949
315,870	1,786,572	South African Rand	January 2005	(2,342)

				$(2,194)

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at December 31, 2004

$549,439	4,269,797	Hong Kong Dollar	January 2005	$(516)
1,336,605	1,383,653,121	Korean Won	January 2005	(6,158)
114,143	186,238	Singapore Dollar	January 2005	(642)
427,138	2,416,659	South African Rand	January 2005	(1,205)

				$(8,521)

		Net unrealized depreciation		$(10,715)

D. INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investment securities, other than short-term obligations, for the year ended December 31, 2004, were as follows:

Fund	Purchases	Sales

Driehaus International Discovery Fund	$1,569,073,440	$1,522,385,904
Driehaus Emerging Markets Growth Fund	371,672,231	355,534,478

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

E. RESTRICTED SECURITIES

     Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At December 31, 2004, the Funds held no restricted securities, other than equity certificates. Since an investment in equity certificates represents an agreement entered into with a financial institution, with terms set by such financial institution, these instruments are also deemed to be restricted (see Note C).

F. LINES OF CREDIT

     The Funds have a $50 million line of credit consisting of a $25 million committed line and a $25 million uncommitted line. This line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. The Funds have agreed to pay commitment fees computed at a rate of .125% per annum on the average daily amount of the available committed line. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of borrowings plus 1%. At December 31, 2004, the Funds had no outstanding borrowings under the line of credit.

G. OFF BALANCE SHEET RISKS

     The Funds’ investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H. REDEMPTION FEES

     The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. This redemption fee became effective for shares purchased after July 31, 2000. The redemption fees are recorded in paid-in capital.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the Driehaus Mutual Funds:

     We have audited the accompanying statements of assets and liabilities of the Driehaus Mutual Funds (comprising, respectively, the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund) (the “Funds”), including the schedules of investments, as of December 31, 2004 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 8, 2002.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Driehaus Mutual Funds at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

February 18, 2005

Interested and Independent Trustees of the Trust

      The following table sets forth certain information with respect to the trustees of the Trust:

		Term of		Number of
		Office and		Portfolios in	Other
	Position(s)	Length of	Principal	the Trust	Directorships
Name, Address and	Held with	Time	Occupation(s)	Overseen by	Held by
Date of Birth	the Trust	Served**	During Past 5 Years	Trustee	Trustee

Interested Trustee:*
Richard H. Driehaus 25 East Erie Street Chicago, IL 60611 DOB: 07/27/42	Trustee; Chairman; President	Since 1996	Chairman of the Board and Chief Executive Officer of the Adviser and the Distributor; Chief Executive Officer of Driehaus Capital Management, L.L.C.; Chief Investment Officer and Portfolio Manager of the Adviser and Driehaus Capital Management, L.L.C.	2	Driehaus Enterprise Management, Inc.; Vintage Properties, Inc.; and Davies 53 Limited.
Independent Trustees:
Francis J. Harmon 25 East Erie Street Chicago, IL 60611 DOB: 11/02/42	Trustee	Since 1998	Principal Account Executive — Labor Affairs, Blue Cross and Blue Shield of Illinois.	2	None

A.R. Umans 25 East Erie Street Chicago, IL 60611 DOB: 03/11/27	Trustee	Since 1996	Retired since 2004; Chairman of the Board and Chief Executive Officer, RHC/Spacemaster Corporation (manufacturing corporation) prior thereto.	2	None

Daniel F. Zemanek 25 East Erie Street Chicago, IL 60611 DOB: 05/28/42	Trustee	Since 1996	Senior Vice President of Sunrise Development, Inc. since January 2003; Consultant, real-estate development, August 1998 to January 2003.	2	None

*	Mr. Driehaus is an “interested person” of the Trust, the Adviser and the Distributor, as defined in the Investment Company Act of 1940, because he is an officer of the Adviser and the Distributor. In addition, Mr. Driehaus controls the Adviser and the Distributor.

**	Each Trustee will serve as a Trustee of the Trust until (i) termination of the Trust, or (ii) until the Trustee’s retirement, resignation or death, or (iii) as otherwise specified in the Trust’s governing documents.

Officers of the Trust

      The following table sets forth certain information with respect to the advisory board member and officers of the Trust:

Term of
Office and
	Position(s)	Length of	Principal
Name, Address and	Held with	Time	Occupation(s)
Date of Birth	the Trust	Served	During Past 5 Years

Arthur B. Mellin[1] 190 South LaSalle Street Chicago, IL 60603 DOB: 11/17/42	Advisory Board Member	Since 1998	President of Mellin Securities Incorporated and Mellin Asset Management, Inc.

Robert F. Moyer 25 East Erie Street Chicago, IL 60611 DOB: 01/28/47	Senior Vice President	Since 1996	President of the Adviser and the Distributor; President and Chief Operating Officer of Driehaus Capital Management, L.L.C.

John E. Angley 25 East Erie Street Chicago, IL 60611 DOB: 07/21/49	Vice President	Since 2004	Director of Sales of the Adviser since 1999; President and Chief Operating Officer of Kemper Asset Management, Inc. prior thereto.

Michelle L. Cahoon 25 East Erie Street Chicago, IL 60611 DOB: 07/05/66	Treasurer	Since 2002	Vice President, Treasurer and Chief Financial Officer of the Adviser and Distributor since 2004; Vice President and Controller of the Adviser since 2003; Vice President, Treasurer and Controller of the Distributor since 2003; Controller of the Adviser and the Distributor since 2002; Manager with Arthur Andersen LLP from 1992-2002.

Joseph D. McDermott 25 East Erie Street Chicago, IL 60611 DOB: 10/18/68	Chief Compliance Officer	Since 2004	Chief Compliance Officer of the Adviser and Distributor and Chief Compliance Officer of Driehaus Capital Management, L.L.C. since 2004; Director of Compliance of the Adviser and Distributor from 2000-2003.

Tina M. Payne 301 Bellevue Parkway Wilmington, DE 19809 DOB: 05/19/74	Secretary	Since 2005	Vice President and Associate Counsel, PFPC Inc. (financial services company) since 2003; Associate, Stradley, Ronon, Stevens & Young, LLC (law firm) from 2001-2003

Kelly C. Dehler 25 East Erie Street Chicago, IL 60611 DOB: 10/07/61	Assistant Secretary	Since 2004	Attorney with the Adviser since 2004; Regulatory Compliance Officer Allstate Financial Services, LLC (retail broker-dealer) from 2003-2004; Assistant Secretary and Regulatory Associate of the Adviser from 2002-2003; Senior Paralegal with the Adviser from 2000-2002.

Candace A. Croal 301 Bellevue Parkway Wilmington, DE 19809 DOB: 06/13/75	Assistant Secretary	Since 2005	Senior Regulatory Administrator, PFPC Inc. (financial services company) since 2002; Senior Paralegal, Morgan Lewis & Bockius, LLP (law firm) from 1999-2002.

[1]	Mr. Driehaus and Mr. Mellin are brothers-in-law.

     The Statement of Additional Information for the Driehaus Mutual Funds contains more detail about the Trust’s trustees and officers and is available upon request, without charge. For further information, please call 1-800-560-6111.

Fund Expense Examples

      As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2004.

Actual Expenses

     The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus International Discovery Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	July 1, 2004	December 31, 2004	December 31, 2004*

Actual	$1,000	$1,117.90	$10.10

Hypothetical (5% return before expenses)	$1,000	$1,015.48	$9.66

Driehaus Emerging Markets Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	July 1, 2004	December 31, 2004	December 31, 2004*

Actual	$1,000	$1,277.10	$12.27

Hypothetical (5% return before expenses)	$1,000	$1,014.23	$10.91

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366 to reflect the half year period.

Driehaus International Discovery Fund	1.90%
Driehaus Emerging Markets Growth Fund	2.14%

Shareholder Information

TAX INFORMATION (UNAUDITED) FOR THE YEAR ENDED DECEMBER 31, 2004

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The Funds’ distributions included capital gain amounts as follows:

	Driehaus	Driehaus
	International	Emerging Markets
	Discovery Fund	Growth Fund

Total long-term gains 20% rate gains	$7,172,002	$5,931,495

     For taxable non-corporate shareholders, the following percentages of income and short-term capital gains represent qualified dividend income subject to the 15% rate category:

Driehaus	Driehaus
International	Emerging Markets
Discovery Fund	Growth Fund

69%	21%

     For corporate shareholders, the following percentages of income and short-term capital gains qualified for the dividends-received deduction:

Driehaus	Driehaus
International	Emerging Markets
Discovery Fund	Growth Fund

1%	0%

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

     A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

     Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2004 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

     Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. This information is also available on the Funds’ website at http://www.driehaus.com.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable

(f)	The registrant’s Code of Ethics for Principal Executive and Principal Financial Officers was filed as Exhibit 10(a)(1) to the registrant’s Certified Shareholder Report on Form N-CSR, File No. 811-07655, on March 8, 2004, and is incorporated herein by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has designated A.R. Umans as an audit committee financial expert. Mr. Umans is “independent,” as defined by this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal years ended December 31, 2003 and 2004, Ernst & Young LLP, the registrant’s principal accountant (“E&Y”), billed the registrant $48,000 and $50,000, respectively, for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended December 31, 2003 and 2004, E&Y billed the registrant $0 and $0, respectively, for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and that are not reported above.

For engagements that Driehaus Capital Management, Inc., the registrant’s investment adviser (“DCM”), or Driehaus Securities Corporation, the registrant’s distributor (“DSC”), entered into with E&Y on or after May 6, 2003, E&Y provided no audit-related services to DCM or DSC that were for engagements directly related to the registrant’s operations and financial reporting, except for the issuance of a consent in connection with the filing of Form N-14 for the registrant, for which E&Y billed DCM $4,800. This engagement was pre-approved by the Audit Committee.

(c) Tax Fees

For the fiscal years ended December 31, 2003 and 2004, E&Y billed the registrant $18,750 and $7,800, respectively, for professional services rendered for tax compliance, tax advice and tax planning. Such services consisted of review of the registrant’s income tax returns and tax distribution requirements. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee pre-approved all tax services that E&Y provided to the registrant.

For engagements that DCM or DSC entered into with E&Y on or after May 6, 2003, E&Y provided no tax services to DCM or DSC that were for engagements directly related to the registrant’s operations and financial reporting, except for an analysis of capital loss carryover limitations related to the reorganization of certain series of the registrant, for which E&Y billed DCM $5,000. This engagement was pre-approved by the Audit Committee.

(d) All Other Fees

For the fiscal years ended December 31, 2003 and 2004, E&Y billed the registrant $0 and $0, respectively, for products and services provided, other than the services reported above.

For engagements that DCM or DSC entered into with E&Y on or after May 6, 2003, E&Y provided no other services to DCM or DSC that were for engagements directly related to the registrant’s operations and financial reporting.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

Pursuant to registrant’s Audit Committee Charter (the “Charter”), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of $5,000 or less. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant), if the engagement relates directly to the operations and financial reporting of the registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of $5,000 or less. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is 100%.

(f) Not applicable.

(g) Non-Audit Fees

For the fiscal years ended December 31, 2003 and 2004, E&Y billed the registrant $18,750 and $7800, respectively, in aggregate non-audit fees. For the fiscal years ended December 31, 2003 and 2004, E&Y billed DCM or DSC $52,850 and $11,730, respectively, in aggregate non-audit fees.

(h) The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to DCM or DSC that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have procedures in place by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant’s Form N-CSR, filed on March 8, 2004 (Accession No. 0000950137-04-001539).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, Chairman of the Board & President (principal executive officer)

Date	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, Chairman of the Board & President (principal executive officer)

Date	February 28, 2005

By (Signature and Title)*	/s/ Michelle L. Cahoon

Michelle L. Cahoon, Treasurer (principal financial officer)

Date	February 28, 2005

* Print the name and title of each signing officer under his or her signature.